[H & M Final]

[Translation]







                      SEMI-ANNUAL REPORT
                       (THE FOURTH TERM)
                    FROM:  OCTOBER 1, 1997
                      TO:  MARCH 31, 1998

        AMENDMENT TO SECURITIES REGISTRATION STATEMENT


















              PUTNAM U.S. GOVERNMENT INCOME TRUST














                      SEMI-ANNUAL REPORT
                       (THE FOURTH TERM)
                    FROM:  OCTOBER 1, 1997
                      TO:  MARCH 31, 1998






















              PUTNAM U.S. GOVERNMENT INCOME TRUST

                      SEMI-ANNUAL REPORT
                       (The Fourth Term)
                    From:  October 1, 1997
                      To:  March 31, 1998

To:  Minister of Finance
                    Filing Date :  June 15, 1998

Name of the Registrant Fund:            PUTNAM U.S. GOVERNMENT
                              INCOME TRUST

Name and Official Title of Trustees:         George Putnam
                                                       William
                              F. Pounds
                                                       Jameson
                              A. Baxter
                                                       Hans H.
                              Estin
                                                       John A.
                              Hill
                                                       Ronald
                              J. Jackson
                                                       Paul L.
                              Joskow

Elizabeth T. Kennan

Lawrence J. Lasser
                                                       John H.
                              Mullin, III
                                                       Robert
                              E. Patterson
                                                       Donald
                              S. Perkins
                                                       George
                              Putnam, III
                                                       A.J.C.
                              Smith
                                                       W.
                              Thomas Stephens
                                                       W.
                              Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                                       Boston,
                              Massachusetts 02109
                                                       U. S.
                              A.

Name and Title of Registration Agent:        Harume Nakano

Attorney-at-Law

Signature [Harume Nakano]

(Seal)

                                                       Ken
                              Miura

Attorney-at-Law

Signature [Ken Miura]

(Seal)

Address or Place of Business            Kasumigaseki Building,
                              25th Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                                       Ken
                              Miura

Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto

Kasumigaseki Building, 25th
                              Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Phone Number:                                03-3580-3377




                            -  ii -



        Places where a copy of this Semi-annual Report is available for Public Inspection

                        Not applicable.

       (Total number of pages of this Semi-annual Report is 31 including the front page)

                        C O N T E N T S


                                                 This Japanese
                                               EnglishOriginal
                                             Translation

 I.  STATUS OF INVESTMENT FUND
     (1)  Diversification of Investment Portfolio          1
1
     (2)  Results of Past Operations                2      1
          a.  Record of Changes in Net Assets       2      1
          b.  Record of Distributions Paid.         2      2
     (3)  Record of Sales and Repurchases           3      2

II.  OUTLINE OF THE FUND

     1.   FUND                                      4      3
     (1)  Amount of Capital Stock                   4      3
     (2)  Information Concerning Major Shareholders
4    3
     (3)  Information Concerning Directors, Officers
          and Employees                             4      3
     (4)  Description of Business and Outline of Operation
6    5
     (5)  Miscellaneous                             7      5

     2.   Putnam Investment Management, Inc.
          (Investment Management Company)           7      5
     (1)  Amount of Capital Stock                   7      5
     (2)  Information Concerning Major Shareholders
7    5
     (3)  Information Concerning Directors, Officers
          and Employees                             7      5
     (4)  Summary of Business Lines and Business Operation
16   18
     (5)  Miscellaneous                            29     37


III.       OUTLINE OF THE FINANCIAL STATUS OF THE FUND
3138

IV.       OUTLINE OF THE FINANCIAL STATUS OF THE
          INVESTMENT MANAGEMENT COMPANY            31     53



I.   STATUS OF INVESTMENT FUND ("Putnam U.S. Government Income
Trust")
      ("Fund")
 (1) Diversification of Investment Portfolio
     Diversification of Investment Portfolio by Types of
     Assets and geographic Regions:








    Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset
          Value of the Fund.  The same applies hereinafter.

    Note 2: The exchange rate of U.S. dollars ("Dollar" or "$") into Japanese Yen is Yen132.40 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on the April 30, 1998 quoted by The Bank of Tokyo-Mitsubishi, Ltd. The same applies hereinafter.

          Note 3:  In this report, money amounts and
          percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.


(2)  Results of Past Operations
   a.     Record of Changes in Net Assets (Class M Shares)
          Record of changes in net assets during the one year period up to and including the end of April 1998 is as follows:



(Note)    Operations of Class M Shares were commenced on
     February 6, 1995.

  b.  Record of Distributions Paid (Class M Shares)

          Fiscal Year              Amount paid per Share
     The Third Fiscal Year            $0.78 (Yen103)
(10/1/96 - 9/30/97)


     Record of distribution paid at the end of each month during the one year period up to and including April 1998 is as follows:


132.4





Record Dates
Dividend



NAV per Share

Dollar

Yen

Dollar
1997 May 12
0.064

8.47

12.73
         June 10
0.066

8.74

12.78
         July 11
0.066

8.74

12.90
         August 11
0.067

8.87

12.85
         September 10
0.066

8.74

12.86
         October 10
0.066

8.74

12.93
         November 10
0.067

8.87

12.96
         December10
0.070

9.27

13.01
1998 January 12
0.068

9.00

13.12
          February 10
0.067

8.87

13.03
          March 10
0.067

8.87

13.01
          April 13
0.066

8.74

12.99



































































































































































































 (3) Record of Sales and Repurchases (Class M Shares)
          Record of sales and repurchases during the one year period up to and including the end of April 1998 and number of outstanding shares of the Fund as of the end of Arpil 1998 are as follows:

      Number of Shares    Number of Shares       Number of
            Sold             Repurchased    Outstanding Shares
         16,222,578           1,262,261         15,528,739
        (14,721,400 )         (530,900)        (14,190,500)

Note:    The number of Shares sold, repurchased and
     outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.


                   II.  OUTLINE OF THE FUND
1.   Fund
(1)  Amount of Capital Stock
          Not applicable.
(2)  Information Concerning Major Shareholders
          Not applicable.
(3)  Information Concerning Directors, Officers and Employees
     (1) Trustees and Officers of the Fund                 (as
     of the end of April 1998)
                                                       Shares
     Name       Office and            Resume            Owned
                   Title
George Putnam  Chairman and  present: Chairman and    11,116.4
               President           Director of the
                                   Investment
                                   Management
                                   Company and
                                   Putnam Mutual
                                   Funds Corp.
                                   Director, Marsh &
                                   McLennan
                                   Companies, Inc.
William F.     Vice          present: Professor of    1,331.9
Pounds         Chairman            Management,
                                   Alfred P. Sloan
                                   School of
                                   Management,
                                   Massachusetts
                                   Institute of
                                   Technology
Jameson Adkins Trustee       present: President,        131.9
Baxter                             Baxter
                                   Associates, Inc.
Hans H. Estin  Trustee       present: Vice Chairman,    182.2
                                   North American
                                   Management Corp.
John A. Hill   Trustee       present: Chairman and      467.4
                                   Managing
                                   Director, First
                                   Reserve
                                   Corporation
Ronald J.      Trustee       present: Former            133.6
Jackson                            Chairman,
                                   President and
                                   Chief Executive
                                   Officer of Fisher-
                                   Price, Inc.,
                                   Trustee of Salem
                                   Hospital and the
                                   Peabody Essex
                                   Museum
Paul. L.       Trustee       present: Professor of      116.0
Joskow                             Economics and
                                   Management and
                                   Head of the
                                   Department of
                                   Economics at the
                                   Massachusetts
                                   Institute of
                                   Technology,
                                   Director, New
                                   England Electric
                                   System State Farm
                                   Indemnity Company
                                   and Whitehead
                                   Institute for
                                   Biomedical
                                   Research
Elizabeth T.   Trustee       present: President         451.3
Kennan                             Emeritus and
                                   Professor, Mount
                                   Holyoke College
Lawrence J.    Trustee and   present: President,        150.1
Lasser         Vice                Chief Executive
               President           Officer and
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
                                   Director, Marsh &
                                   McLennan
                                   Companies, Inc.
John H.        Trustee       present: Chairman and      394.0
Mullin, III                        Chief Executive
                                   Officer of
                                   Ridgeway Farm,
                                   Director of ACX
                                   Technologies,
                                   Inc., Alex. Brown
                                   Realty, Inc., and
                                   The Liberty
                                   Corporation
Robert E.      Trustee       present: President and     953.1
Patterson                          Trustee of Cabot
                                   Industrial Trust
                                   and Trustee of
                                   Sea Education
                                   Association
Donald S.      Trustee       present: Director of     1,122.8
Perkins                            various
                                   corporations,
                                   including Cummins
                                   Engine Company,
                                   Lucent
                                   Technologies,
                                   Inc., Nanophase
                                   Technologies,
                                   Inc., Springs
                                   Industries, Inc.
                                   and Time Warner
                                   Inc.
George Putnam, Trustee       present: President, New  1,907.6
III                                Generation
                                   Research, Inc.
A.J.C. Smith   Trustee       present: Chairman and      684.0
                                   Chief Executive
                                   Officer, Marsh &
                                   McLennan
                                   Companies, Inc.
W. Thomas      Trustee       present: President and     104.4
Stephens                           Chief Executive
                                   Officer of
                                   MacMillian
                                   Bloedel Ltd.,
                                   Director of Qwest
                                   Communications
                                   and New Century
                                   Energies
W. Nicholas    Trustee       present: Director of       150.1
Thorndike                          various
                                   corporations and
                                   charitable
                                   organizations,
                                   including Data
                                   General
                                   Corporation,
                                   Bradley Real
                                   Estate, Inc. and
                                   Providence
                                   Journal Co.
                                   Trustee of Cabot
                                   Industrial Trust,
                                   Massachusetts
                                   General Hospital
                                   and Eastern
                                   Utilities
                                   Associations
Charles E.     Executive     present: Managing            0
Porter         Vice                Director of
               President           Putnam
                                   Investments, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
Patricia C.    Senior Vice   present: Senior Vice         0
Flaherty       President           President of
                                   Putnam
                                   Investments, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
William N.     Vice          present: Director and        0
Shiebler       President           Senior Managing
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   President and
                                   Director of
                                   Putnam Mutual
                                   Funds
Ian C.         Vice          present:   Senior            0
Ferguson       President           Managing Director
                                   of the Investment
                                   Management
                                   Company
Gordon H.      Vice          present: Director and        0
Silver         President           Senior Managing
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
Michael        Vice          present:   Managing          0
Martino        President           Director of
                                   Putnam
                                   Investments, Inc.
John D. Hughes Senior Vice   present  Senior Vice         0
               President           President of the
               and                 Investment
               Treasurer           Management
                                   Company
Beverly Marcus Clerk and           N/A                    0
               Assistant
               Treasurer
John R. Verani Vice          present  Senior Vice         0
               President           President of
                                   Putnam
                                   Investment, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
William J.     Vice          present  Managing            0
Curtin         President           Director of
                                   Putnam
                                   Investments, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company

Note:     The Fund does not have any employees.

(4)  Description of Business and Outline of Operation
          The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining
     to the Fund's assets.  The Fund has        retained
     Putnam Investment Management, Inc., the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.


(5)  Miscellaneous
          There has been, or is, no litigation or fact which had or would have, a material effect on the Fund during the six months before the filing of this report.

2.   Putnam Investment Management, Inc. (Investment Management
     Company)
(1)  Amount of Capital Stock  (as of the end of April 1998)

     1. Amount of Capital (issued capital stock at par value):
          Common Stock 1,000 shares at $1 par value

     2.   Number of authorized shares of capital stock:
          Common Stock 1,000 shares

     3.   Number of outstanding shares of capital stock:
          Common Stock 1,000 shares

     4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity for the past five years:

              Year            Amount of Capital
                            (Total Stockholders'
                                   Equity)
          End of 1993            $49,847,760
          End of 1994            $48,149,491
          End of 1995            $45,521,351
          End of 1996            $45,817,658
          End of 1997            $48,617,160

(2)  Information Concerning Major Stockholders
     As of the end of April 1998, all the outstanding shares of capital stock of Investment Management Company were owned by Putnam Investments, Inc.

(3)  Information Concerning Officers and Employees
     The following table lists the names of various officers and directors of Investment Management Company and their respective positions with Investment Management Company. For each named individual, the table lists: (i) any other organizations (excluding other Investment Management Company's funds) with which the officer and/or director has recently had or has substantial involvement; and (ii) positions held with such organization:

      List of Officers and Directors of Putnam Investment
                       Management, Inc.
                                         (       as of the end
                        of April 1998)

                 Position
                 with Putnam
        Name     Investment     Other Business Affiliation
                 Management,
                 Inc.
     Putnam,     Chairman      Director of Putnam Mutual
     George                    Funds Corp.
     Lasser,     President
     Lawrence J. and Director
     Silver,     Director and  Director of Putnam Fiduciary
     Gordon H.   Senior        Trust Company, Senior
                 Managing      Administrative Officer and
                 Director      Senior Managing Director of
                               Putnam Mutual Funds Corp.
     Burke,      Senior        Senior Managing Director of
     Robert W.   Managing      Putnam Mutual Funds Corp.
                 Director
     Collman,    Senior        Senior Managing Director of
     Kathleen M. Managing      Putnam Mutual Funds Corp.
                 Director
     Ferguson,   Senior
     Ian C.      Managing
                 Director
     Regan,      Senior
     Anthony W.  Managing
                 Director
     Spiegel,    Director and  Senior Managing Director of
     Steven      Senior        Putnam Mutual Funds Corp.
                 Managing
                 Director
     Anderson,   Managing
     Blake E.    Director
     Antill,     Managing
     Jennifer    Director
     Beck,       Managing
     Robert R.   Director
     Bogan,      Managing
     Thomas R.   Director
     Browchuk,   Managing
     Brett       Director
     Cassaro,    Managing
     Joseph A.   Director
     Cotner, C.  Managing
     Beth        Director

     Cronin,     Managing      Managing Director of Putnam
     Kevin M.    Director      Fiduciary Trust Company
     Curtin,     Managing
     William J.  Director
     D'Alelio,   Managing
     Edward H.   Director
     Daly,       Managing      Managing Director of Putnam
     Kenneth L.  Director      Mutual Funds Corp.
     DeTore,     Managing      Managing Director of Putnam
     John A.     Director      Fiduciary Trust Company
     Durgarian,  Managing
     Karnig H.   Director
     Esteves,    Managing      Treasurer and CFO of Putnam
     Irene M.    Director      Fiduciary Trust Company
     Gillis,     Managing
     Roland      Director
     Haslett,    Managing
     Thomas R.   Director
     Hurley,     Managing      Managing Director and CFO of
     William J.  Director      Putnam Mutual Funds Corp.
     Jacobs,     Managing
     Jerome J.   Director
     Joseph,     Managing
     Joseph P.   Director
     Kamshad,    Managing
     Omid        Director
     King, David Managing
     L.          Director
     Kohli, D.   Managing
     William     Director
     Kreisel,    Managing
     Anthony I.  Director
     Kuenstner,  Managing
     Deborah F.  Director
     Landes,     Managing
     William J.  Director
     Leichter,   Managing
     Jennifer    Director
     Maloney,    Managing
     Kevin J.    Director
     Martino,    Managing      Managing Director of Putnam
     Michael     Director      Fiduciary Trust Company
     Maxwell,    Managing
     Scott M.    Director
     McGue,      Managing
     William F.  Director
     McMullen,   Managing
     Carol C.    Director
     Miller,     Managing
     Daniel L.   Director
     Morgan Jr., Managing      Managing Director of Putnam
     John J.     Director      Fiduciary Trust Company
     O'Donnell   Managing
     Jr., C.     Director
     Patrick
     Peacher,    Managing
     Stephen C.  Director
     Porter,     Managing
     Charles E.  Director
     Reilly,     Managing
     Thomas V.   Director
     Schultz,    Managing      Managing Director of Putnam
     Mitchell D. Director      Mutual Funds Corp.
     Scott,      Managing      Managing Director of Putnam
     Justin M.   Director      Fiduciary Trust Company
     Shadek Jr., Managing
     Edward T.   Director
     Starr,      Managing      Managing Director of Putnam
     Loren       Director      Mutual Funds Corp.
     Swift,      Managing
     Robert      Director
     Talanian,   Managing      Managing Director of Putnam
     John C.     Director      Mutual Funds Corp.
     Tibbetts,   Managing      Managing Director of Putnam
     Richard B.  Director      Mutual Funds Corp.
     Waldman,    Managing
     David L.    Director and
                 Chief
                 Financial
                 Officer
     Wetlaufer,  Managing      Managing Director of Putnam
     Eric        Director      Mutual Funds Corp.
     Woolverton, Managing      Managing Director of Putnam
     William H.  Director      Mutual Funds Corp.
     Zieff,      Managing
     William E.  Director
     Arends,     Senior Vice   Senior Vice President of
     Michael K.  President     Putnam Mutual Funds Corp.
     Asher,      Senior Vice   Senior Vice President of
     Steven E.   President     Putnam Mutual Funds Corp.
                               and Senior Vice President of
                               Putnam Fiduciary Trust
                               Company
     Atkin,      Senior Vice
     Michael J.  President
     Attridge,   Senior Vice   Senior Vice President of
     Gail S.     President     Putnam Fiduciary Trust
                               Company
     Agustine,   Senior Vice
     Jeffrey B.  President
     Bakshi,     Senior Vice
     Manjit S.   President
     Bamford,    Senior Vice
     Dolores     President
     Snyder
     Baumbach,   Senior Vice
     Robert K.   President
     Berka,      Senior Vice   Senior Vice President of
     Sharon A.   President     Putnam Mutual Funds Corp.
     Blaisdell,  Senior Vice
     Geoffrey C. President
     Boselli,    Senior Vice
     John A.     President
     Bousa,      Senior Vice
     Edward P.   President
     Bresnahan,  Senior Vice   Senior Vice President of
     Leslee R.   President     Putnam Mutual Funds Corp.
     Burke,      Senior Vice
     Andrea      President
     Burns,      Senior Vice
     Cheryl A.   President
     Byrne,      Senior Vice
     Joshua L.   President
     Callahan,   Senior Vice
     Ellen S.    President
     Carlson,    Senior Vice
     David G.    President
     Chapman,    Senior Vice
     Susan       President
     Chrostowski Senior Vice   Senior Vice President of
     , Louis F.  President     Putnam Mutual Funds Corp.
     Curran,     Senior Vice   Senior Vice President of
     Peter J.    President     Putnam Mutual Funds Corp.
     Dalferro,   Senior Vice
     John R.     President
     Danoff, Ami Senior Vice
     K.          President
     Derbyshire, Senior Vice   Senior Vice President of
     Ralph C.    President     Putnam Fiduciary Trust
                               Company
     England,    Senior Vice
     Richard B.  President
     Eurkus,     Senior Vice
     David J.    President
     Farrell,    Senior Vice   Senior Vice President of
     Deborah S.  President     Putnam Mutual Funds Corp.
     Finchi, Ted Senior Vice
                 President
     Fitzgerald, Senior Vice
     Michael T.  President
     Flaherty,   Senior Vice   Senior Vice President of
     Patricia C. President     Putnam Mutual Funds Corp.
     Fontana,    Senior Vice
     Forrest N.  President
     Francis,    Senior Vice
     Jonathan H. President
     Frucci,     Senior Vice   Senior Vice President of
     Richard M.  President     Putnam Fiduciary Trust
                               Company
     Fullerton,  Senior        Senior Vice President of
     Brian J.    Managing      Putnam Mutual Funds Corp.
                 Director
     Grant,      Senior Vice   Senior Vice President of
     Peter J.    President     Putnam Fiduciary Trust
                               Company
     Graviere,   Senior Vice
     Patrice     President
     Grim Daniel Senior Vice
     J.          President
     Haagensen,  Senior Vice
     Paul E.     President
     Hadden,     Senior Vice
     Peter J.    President
     Halperin,   Senior Vice
     Matthew C.  President
     Healey,     Senior Vice
     Deborah R.  President
     Holding,    Senior Vice
     Pamela      President
     Hotchkiss,  Senior Vice
     Michael F.  President
     Kay, Karen  Senior Vice   Clerk, Director and Senior
     R.          President     Vice President of Putnam
                               Fiduciary Trust Company and
                               Senior Vice President of
                               Putnam Mutual Funds Corp.
     Kirson,     Senior Vice
     Steven L.   President
     Knight,     Senior Vice
     Jeffrey L.  President
     Kobylarz,   Senior Vice
     Jeffrey J.  President
     Koontz,     Senior Vice   Managing Director of Putnam
     Jill A.     President     Mutual Funds Corp.
     Korn, Karen Senior Vice
     R.          President
     Lannum III, Senior Vice
     Coleman N.  President
     Lindsey,    Senior Vice
     Jeffrey R.  President
     Lomba,      Senior Vice
     Rufino R.   President
     Lukens,     Senior Vice
     James W.    President
     MacElwee,   Senior Vice
     Elizabeth   President
     M.
     Madore,     Senior Vice   Senior Vice President of
     Robert A.   President     Putnam Fiduciary Trust
                               Company
     Malloy,     Senior Vice
     Julie M.    President
     Manning,    Senior Vice
     Howard K.   President
     Marrkand,   Senior Vice
     Paul E.     President
     Matteis,    Senior Vice
     Andrew S.   President
     McAuley,    Senior Vice
     Alexander   President
     J.
     McDonald,   Senior Vice
     Richard E.  President
     Meehan,     Senior Vice
     Thalia      President
     Mehta,      Senior Vice
     Sandeep     President
     Mikami,     Senior Vice
     Darryl K.   President
     Miller,     Senior Vice
     William H.  President
     Minn, Seung Senior Vice
     H.          President
     Mockard,    Senior Vice
     Jeanne L.   President
     Morgan,     Senior Vice
     Kelly A.    President
     Mufson,     Senior Vice
     Michael J.  President
     Mullen,     Senior Vice   Senior Vice President of
     Donald E.   President     Putnam Mutual Funds Corp.
     Mullin,     Senior Vice
     Hugh H.     President
     Netols,     Senior Vice   Senior Vice President of
     Jeffrey W.  President     Putnam Fiduciary Trust
                               Company
     Oler,       Senior Vice
     Stephen S.  President
     Paine,      Senior Vice
     Robert M.   President
     Parker,     Senior Vice
     Margery C.  President
     Perry,      Senior Vice
     William     President
     Peters,     Senior Vice
     Carmel      President
     Plapinger,  Senior Vice   Senior Vice President of
     Keith       President     Putnam Mutual Funds Corp.
     Pohl,       Senior Vice
     Charles G.  President
     Pollard,    Senior Vice
     Mark D.     President
     Prusko,     Senior Vice   Senior Vice President of
     James M.    President     Putnam Fiduciary Trust
                               Company
     Quinton,    Senior Vice
     Keith P.    President
     Quistberg,  Senior Vice
     Paul T.     President
     Ray,        Senior Vice
     Christopher President
     A.
     Reeves,     Senior Vice
     William H.  President
     Rosalanko,  Senior Vice
     Thomas J.   President
     Ruys de     Senior Vice   Senior Vice President of
     Perez,      President     Putnam Fiduciary Trust
     Charles A.                Company and Senior Vice
                               President of Putnam Mutual
                               Funds Corp.
     Santos,     Senior Vice   Senior Vice President of
     David J.    President     Putnam Fiduciary Trust
                               Company
     Santosus,   Senior Vice
     Anthony C.  President
     Schwister,  Senior Vice   Senior Vice President of
     Jay E.      President     Putnam Fiduciary Trust
                               Company
     Scordato,   Senior Vice   Senior Vice President of
     Christine   President     Putnam Mutual Funds Corp.
     A.
     Senter, Max Senior Vice
     S.          President
     Shadek Jr., Senior Vice
     Edward      President
     Silk, David Senior Vice
     M.          President
     Simon,      Senior Vice
     Sheldon N.  President
     Simozar,    Senior Vice
     Saied       President
     Smith Jr.,  Senior Vice
     Leo J.      President
     Smith,      Senior Vice
     Margaret D. President
     Spatz, Erin Senior Vice
     J.          President
     Stack,      Senior Vice   Senior Vice President of
     Michael P.  President     Putnam Mutual Funds Corp.
     Stairs,     Senior Vice
     George W.   President
     Storkerson, Senior Vice   Senior Vice President of
     John K.     President     Putnam Fiduciary Trust
                               Company
     Strumpf,    Senior Vice
     Casey       President
     Sullivan,   Senior Vice
     Roger R.    President
     Svensson,   Senior Vice
     Lisa H.     President
     Swanberg,   Senior Vice
     Charles H.  President
     Thomas,     Senior Vice
     David K.    President
     Thomsen,    Senior Vice   Senior Vice President of
     Rosemary H. President     Putnam Fiduciary Trust
                               Company
     Till,       Senior Vice
     Hilary F.   President
     Troped,     Senior Vice   Senior Vice President of
     Bonnie L.   President     Putnam Mutual Funds Corp.
     Turner,     Senior Vice
     Virginia M. President
     Van Vleet,  Senior Vice
     Charles C.  President
     Verani,     Senior Vice   Senior Vice President of
     John R.     President     Putnam Fiduciary Trust
                               Company and Senior Vice
                               President of Putnam Mutual
                               Funds Corp.
     Walsh,      Senior Vice
     Francis P.  President
     Warren,     Senior Vice
     Paul C.     President
     Weinstein,  Senior Vice
     Michael R.  President
     Weiss,      Senior Vice
     Manuel      President
     Whalen,     Senior Vice   Senior Vice President of
     Edward F.   President     Putnam Mutual Funds Corp.
     Wheeler,    Senior Vice
     Diane D.F.  President
     Wyke,       Senior Vice
     Richard P.  President
     Yogg,       Senior Vice
     Michael R.  President
     Zukowski,   Senior Vice
     Gerald S.   President

      (4) Summary of Business Lines and Business Operation Investment Management Company is engaged in the business of providing investment management and investment
   advisory services to mutual funds.  As of        the end
     of April 1998, Investment Management Company managed,
     advised, and/or administered the following        103
   funds and fund portfolios (having an aggregate net asset
        value of approximately $       207.79 billion):





                         (As of the end of April 1998)
  NameMonth/Date/Year Established  Principal Characteristics
  Total Net Asset Value ($ million) Net Asset Value per share
                              ($)

  The George Putnam Fund of Boston; A    11/5/37  Open/Equity
                        "3,358.6"19.32
  The George Putnam Fund of Boston; B    4/24/92  Open/Equity
                        "1,246.9"19.17
  The George Putnam Fund of Boston; M    12/1/94  Open/Equity
                        272.8    19.17
  The George Putnam Fund of Boston; Y    1/1/94   Open/Equity
                        474.5    19.35
      Putnam Arizona Tax Exempt Income Fund; A    1/30/91
                    Open/Bond119.6    9.24
      Putnam Arizona Tax Exempt Income Fund; B    7/15/93
                       Open/Bond31.79.23
      Putnam Arizona Tax Exempt Income Fund; M    7/3/95
                       Open/Bond0.5 9.25
      Putnam American Government Income Fund; A   3/1/85
                    Open/Bond"1,472.3"8.79
      Putnam American Government Income Fund; B   5/20/94
                       Open/Bond36.88.75
      Putnam American Government Income Fund; M   2/14/95
                       Open/Bond1.7 8.81
    Putnam Asia Pacific Growth Fund; A2/20/91  Open/Equity
                        345.4    10.91
    Putnam Asia Pacific Growth Fund; B6/1/93   Open/Equity
                        143.1    10.75
 Putnam Asia Pacific Growth Fund; M2/1/95   Open/Equity   7.8
                             10.86
    Putnam Asset Allocation: Balanced Portfolio; A   2/7/94
                 Open/Balanced 905.0    12.16
   Putnam Asset Allocation: Balanced Portfolio; B   2/11/94
                 Open/Balanced 521.2    12.09
    Putnam Asset Allocation: Balanced Portfolio; C   9/1/94
                    Open/Balanced 92.812.03
    Putnam Asset Allocation: Balanced Portfolio; M   2/6/95
                    Open/Balanced 56.812.14
   Putnam Asset Allocation: Balanced Portfolio; Y   7/14/94
                 Open/Balanced 255.4    12.17
 Putnam Asset Allocation : Conservative Portfolio; A   2/7/94
                 Open/Balanced 383.9    10.52
 Putnam Asset Allocation : Conservative Portfolio; B   2/18/94
                 Open/Balanced 159.2    10.48
 Putnam Asset Allocation : Conservative Portfolio; C   9/1/94
                    Open/Balanced 36.710.46
 Putnam Asset Allocation : Conservative Portfolio; M   2/7/95
                    Open/Balanced 19.010.49
 Putnam Asset Allocation : Conservative Portfolio; Y   7/14/94
                    Open/Balanced 27.410.53
      Putnam Asset Allocation: Growth Portfolio; A2/8/94
                 Open/Balanced 650.5    13.70
      Putnam Asset Allocation: Growth Portfolio; B2/16/94
                 Open/Balanced 431.4    13.54
      Putnam Asset Allocation: Growth Portfolio; C9/1/94
                    Open/Balanced 94.213.44
      Putnam Asset Allocation: Growth Portfolio; M2/1/95
                    Open/Balanced 50.113.55
      Putnam Asset Allocation: Growth Portfolio; Y7/14/94
                 Open/Balanced 246.3    13.78
   Putnam Balanced Retirement Fund; A4/19/85  Open/Balanced
                        660.2    11.58
   Putnam Balanced Retirement Fund; B2/1/94   Open/Balanced
                        123.5    11.48
   Putnam Balanced Retirement Fund; M3/17/95  Open/Balanced
                           10.411.52
      Putnam California Tax Exempt Income Fund; A 4/29/83
                    Open/Bond"3,021.2"8.67
      Putnam California Tax Exempt Income Fund; B 1/4/93
                    Open/Bond601.1    8.66
      Putnam California Tax Exempt Income Fund; M 2/14/95
                       Open/Bond13.18.66
  Putnam VT Asia Pacific Growth Fund; A  5/1/95   Open/Equity
                         112.5    8.62
  Putnam VT Asia Pacific Growth Fund; B  4/30/98  Open/Equity
                         "1,006.0"8.62
   Putnam VT Diversified Income Fund; A   9/15/93  Open/Bond
                        647.4    10.97
   Putnam VT Diversified Income Fund; B   4/6/98   Open/Bond
                        "1,001.0"10.97
    Putnam VT Global Growth Fund; A   5/1/90   Open/Equity
                        "1,862.9"18.38
    Putnam VT Global Growth Fund; B   4/30/98  Open/Equity
                        "1,020.0"18.38
      Putnam VT  Global Asset Allocation Fund; A  2/1/88
                 Open/Balanced "1,046.1"18.41
      Putnam VT  Global Asset Allocation Fund; B  4/30/98
                 Open/Balanced "1,013.0"18.41
 Putnam VT Growth and Income Fund; A    2/1/88   Open/Balanced
                        "9,429.7"27.67
 Putnam VT Growth and Income Fund; B    4/6/98   Open/Balanced
                        987.0    27.61
   Putnam VT High Yield Fund; A 2/1/88   Open/Bond"1,117.5"
                             13.00
   Putnam VT High Yield Fund; B 4/30/98  Open/Bond"1,002.0"
                             13.02
   Putnam VT Money Market Fund; A    2/1/88   Open/Bond430.4
                             1.00
     Putnam VT Money Market Fund; B    4/30/98  Open/Bond
                         "1,000.0"1.00
  Putnam VT New Opportunities Fund; A    5/2/94   Open/Equity
                        "3,144.7"24.29
  Putnam VT New Opportunities Fund; B    4/30/98  Open/Equity
                        "1,015.0"24.29
    Putnam VT U.S. Government and High Quality Bond Fund; A
               2/1/88   Open/Bond804.2    12.97
    Putnam VT U.S. Government and High Quality Bond Fund; B
               4/30/98  Open/Bond"1,006.0"12.97
    Putnam VT Utilities Growth and Income Fund; A    5/1/92
                 Open/Balanced 875.4    16.44
   Putnam VT Utilities Growth and Income Fund; B    4/30/98
                 Open/Balanced "1,015.0"16.44
       Putnam VT Voyager Fund; A    2/1/88   Open/Equity
                        "5,295.5"42.25
       Putnam VT Voyager Fund; B    4/30/98  Open/Equity
                        "1,017.0"42.25
  Putnam Capital Appreciation Fund; A    8/5/93   Open/Equity
                        "1,520.7"23.98
  Putnam Capital Appreciation Fund; B    11/2/94  Open/Equity
                        "1,685.5"23.69
  Putnam Capital Appreciation Fund; M    1/22/96  Open/Equity
                        121.0    23.74
      Putnam Convertible Income-Growth Trust; A   6/29/72
                 Open/Balanced "1,209.2"22.92
      Putnam Convertible Income-Growth Trust; B   7/15/93
                 Open/Balanced 313.5    22.69
      Putnam Convertible Income-Growth Trust; M   3/13/95
                    Open/Balanced 19.422.77
    Putnam Diversified Equity Trust; A7/1/94   Open/Equity
                        288.3    14.00
    Putnam Diversified Equity Trust; B7/2/94   Open/Equity
                        361.5    13.87
    Putnam Diversified Equity Trust; M7/3/95   Open/Equity
                           27.413.91
     Putnam Diversified Income Trust; A10/3/88  Open/Bond
                        "2,098.2"12.68
     Putnam Diversified Income Trust; B3/1/93   Open/Bond
                        "2,372.8"12.63
     Putnam Diversified Income Trust; M12/1/94  Open/Bond
                        "1,098.1"12.64
   Putnam Diversified Income Trust ; Y    7/11/96  Open/Bond
                           23.312.68
      Putnam Equity Income Fund; A 6/15/77  Open/Balanced
                        "1,049.9"17.06
   Putnam Equity Income Fund; B 9/13/93  Open/Balanced 596.4
                             16.95
   Putnam Equity Income Fund; M 12/2/94  Open/Balanced 60.6
                             16.97
   Putnam Europe Growth Fund; A 9/7/90   Open/Equity   674.9
                             23.12
   Putnam Europe Growth Fund; B 2/1/94   Open/Equity   511.5
                             22.59
   Putnam Europe Growth Fund; M 12/1/94  Open/Equity   31.1
                             22.97
      Putnam Florida Tax Exempt Income Fund; A    8/24/90
                    Open/Bond238.0    9.33
      Putnam Florida Tax Exempt Income Fund; B    1/4/93
                       Open/Bond69.89.33
      Putnam Florida Tax Exempt Income Fund; M    5/1/95
                       Open/Bond1.3 9.32
   Putnam High Quality Bond Fund; A  6/2/86   Open/Bond330.5
                             10.12
   Putnam High Quality Bond Fund; B  6/6/94   Open/Bond15.2
                             10.08
    Putnam High Quality Bond Fund; M  4/12/95  Open/Bond1.1
                             10.13
      Putnam Global Governmental Income Trust; A  6/1/87
                    Open/Bond273.1    13.19
      Putnam Global Governmental Income Trust; B  2/1/94
                      Open/Bond38.213.16
      Putnam Global Governmental Income Trust; M  3/17/95
                    Open/Bond300.0    13.12
       Putnam Global Growth Fund; A 9/1/67   Open/Equity
                        "3,023.2"11.68
       Putnam Global Growth Fund; B 4/27/92  Open/Equity
                        "1,925.8"11.28
   Putnam Global Growth Fund; M 3/1/95   Open/Equity   52.4
                             11.60
   Putnam Global Growth Fund; Y 6/15/94  Open/Equity   61.6
                             11.86
 Putnam Growth and Income Fund II; A    1/5/95   Open/Balanced
                        "1,249.1"15.14
 Putnam Growth and Income Fund II; B    1/5/95   Open/Balanced
                        "1,494.4"15.03
 Putnam Growth and Income Fund II; M    1/5/95   Open/Balanced
                        175.1    15.08
      The Putnam Fund for Growth and Income; A    11/6/57
               Open/Balanced "19,553.3"    21.55
      The Putnam Fund for Growth and Income; B    4/27/92
               Open/Balanced "16,596.9"    21.29
      The Putnam Fund for Growth and Income; M    5/1/95
                 Open/Balanced 436.4    21.43
      The Putnam Fund for Growth and Income; Y    6/15/94
                 Open/Balanced 897.6    21.59
   Putnam High Yield Advantage Fund; A    3/25/86  Open/Bond
                        "1,586.7"10.10
   Putnam High Yield Advantage Fund; B    5/16/94  Open/Bond
                        "1,355.6"10.05
   Putnam High Yield Advantage Fund; M    12/1/94  Open/Bond
                        "2,168.3"10.09
   Putnam High Yield Trust; A   2/14/78  Open/Bond"3,296.1"
                             13.18
   Putnam High Yield Trust; B   3/1/93   Open/Bond"1,233.7"
                             13.12
   Putnam High Yield Trust; M   7/3/95   Open/Bond23.513.17
    Putnam Health Sciences Trust; A   5/28/82  Open/Equity
                        "2,400.7"63.21
    Putnam Health Sciences Trust; B   3/1/93   Open/Equity
                        "1,162.3"61.29
    Putnam Health Sciences Trust; M   7/3/95   Open/Equity
                           52.962.58
    Putnam Income Fund; A   11/1/54  Open/Bond"1,397.9"7.12
    Putnam Income Fund; B   3/1/93   Open/Bond444.6    7.08
    Putnam Income Fund; M   12/14/94 Open/Bond"1,567.9"7.08
    Putnam Income Fund; Y   2/12/94  Open/Bond231.9    7.12
 Putnam Intermediate U.S. Government Income Fund; A    2/16/93
                    Open/Bond143.0    4.92
 Putnam Intermediate U.S. Government Income Fund; B    2/16/93
                       Open/Bond74.54.92
 Putnam Intermediate U.S. Government Income Fund; M    4/3/95
                       Open/Bond6.9 4.93
    Putnam International New Opportunities Fund; A   1/3/95
                 Open/Equity   815.2    13.06
   Putnam International New Opportunities Fund; B   7/21/95
                 Open/Equity   "1,030.7"12.85
   Putnam International New Opportunities Fund; M   7/21/95
                    Open/Equity   83.112.94
   Putnam Investors Fund; A12/1/25  Open/Equity   "2,739.2"
                             13.16
     Putnam Investors Fund; B3/1/93   Open/Equity   654.5
                             12.69
   Putnam Investors Fund; M12/2/94  Open/Equity   65.412.98
     Putnam Investors Fund; Y11/30/96 Open/Equity   160.5
                             13.17
   Putnam Massachusetts Tax Exempt Income Fund; A   10/23/89
                    Open/Bond290.0    9.51
   Putnam Massachusetts Tax Exempt Income Fund; B   7/15/93
                    Open/Bond102.9    9.50
   Putnam Massachusetts Tax Exempt Income Fund; M   5/12/95
                       Open/Bond2.6 9.50
     Putnam Michigan Tax Exempt Income Fund; A   10/23/89
                    Open/Bond143.3    9.27
      Putnam Michigan Tax Exempt Income Fund; B   7/15/93
                       Open/Bond40.39.26
      Putnam Michigan Tax Exempt Income Fund; M   4/17/95
                       Open/Bond1.7 9.27
     Putnam Minnesota Tax Exempt Income Fund; A  10/23/89
                    Open/Bond101.5    9.11
      Putnam Minnesota Tax Exempt Income Fund; B  7/15/93
                       Open/Bond42.69.09
      Putnam Minnesota Tax Exempt Income Fund; M  4/3/95
                       Open/Bond1.5 9.11
   Putnam Money Market Fund; A  10/1/76  Open/Bond"2,190.0"
                             1.00
     Putnam Money Market Fund; B  4/27/92  Open/Bond456.8
                             1.00
    Putnam Money Market Fund; M  12/8/94  Open/Bond64.21.00
   Putnam Municipal Income Fund; A   5/22/89  Open/Bond807.7
                             9.22
   Putnam Municipal Income Fund; B   1/4/93   Open/Bond493.6
                             9.21
   Putnam Municipal Income Fund; M   12/1/94  Open/Bond14.9
                             9.22
      Putnam New Jersey Tax Exempt Income Fund; A 2/20/90
                    Open/Bond218.5    9.23
      Putnam New Jersey Tax Exempt Income Fund; B 1/4/93
                       Open/Bond94.29.22
      Putnam New Jersey Tax Exempt Income Fund; M 5/1/95
                       Open/Bond0.6 9.23
      Putnam New York Tax Exempt Income Fund; A   9/2/83
                    Open/Bond"1,660.3"8.88
      Putnam New York Tax Exempt Income Fund; B   1/4/93
                    Open/Bond224.3    8.86
      Putnam New York Tax Exempt Income Fund; M   4/10/95
                       Open/Bond2.2 8.88
   Putnam New York Tax Exempt Opportunities Fund; A 11/7/90
                    Open/Bond165.6    9.09
    Putnam New York Tax Exempt Opportunities Fund; B 2/1/94
                       Open/Bond63.49.08
   Putnam New York Tax Exempt Opportunities Fund; M 2/10/95
                       Open/Bond2.4 9.07
  Putnam Global Natural Resources Fund; A7/24/80  Open/Equity
                        239.4    21.90
  Putnam Global Natural Resources Fund; B2/1/94   Open/Equity
                        157.0    21.56
  Putnam Global Natural Resources Fund; M7/3/95   Open/Equity
                           8.5 21.75
    Putnam New Opportunities Fund; A  8/31/90  Open/Equity
                        "9,883.0"56.46
    Putnam New Opportunities Fund; B  3/1/93   Open/Equity
                        "7,856.4"54.31
    Putnam New Opportunities Fund; M  12/1/94  Open/Equity
                        437.9    55.50
    Putnam New Opportunities Fund; Y  7/19/94  Open/Equity
                        452.0    57.03
   Putnam Ohio Tax Exempt Income Fund; A  10/23/89 Open/Bond
                         184.2    9.18
   Putnam Ohio Tax Exempt Income Fund; B  7/15/93  Open/Bond
                           52.59.17
 Putnam Ohio Tax Exempt Income Fund; M  4/3/95   Open/Bond2.2
                             9.18
  Putnam OTC & Emerging Growth Fund; A   11/1/82  Open/Equity
                        "2,664.6"18.72
  Putnam OTC & Emerging Growth Fund; B   7/15/93  Open/Equity
                        "1,333.8"17.95
  Putnam OTC & Emerging Growth Fund; M   12/2/94  Open/Equity
                        242.5    18.36
  Putnam OTC & Emerging Growth Fund; Y   7/12/96  Open/Equity
                        111.0    18.82
  Putnam International Growth Fund; A    2/28/91  Open/Equity
                        "1,660.0"19.93
  Putnam International Growth Fund; B    6/1/94   Open/Equity
                        "1,102.8"19.59
  Putnam International Growth Fund; M    12/1/94  Open/Equity
                        130.1    19.80
  Putnam International Growth Fund; Y    7/12/96  Open/Equity
                        146.7    19.98
   Putnam Pennsylvania Tax Exempt Income Fund; A    7/21/89
                    Open/Bond184.7    9.41
   Putnam Pennsylvania Tax Exempt Income Fund; B    7/15/93
                       Open/Bond88.59.40
    Putnam Pennsylvania Tax Exempt Income Fund; M    7/3/95
                       Open/Bond1.8 9.42
   Putnam Preferred Income Fund; A   1/4/84   Open/Bond121.8
                             9.15
   Putnam Preferred Income Fund; M   4/20/95  Open/Bond10.9
                             9.12
 Putnam Tax - Free Income Trust                         Tax -
   Free High Yield Fund; A 9/20/93  Open/Bond650.8    14.55
 Putnam Tax - Free Income Trust                         Tax -
   Free High Yield Fund B  9/9/85   Open/Bond"1,346.6"14.56
 Putnam Tax - Free Income Trust                         Tax -
      Free High Yield Fund M  12/29/94 Open/Bond17.914.55
 Putnam Tax - Free Income Trust                         Tax -
   Free Insured Fund; A    9/30/93  Open/Bond223.1    15.27
 Putnam Tax - Free Income Trust                         Tax -
   Free Insured Fund; B    9/9/85   Open/Bond333.5    15.29
 Putnam Tax - Free Income Trust                         Tax -
      Free Insured Fund; M    6/1/95   Open/Bond1.7 15.26
     Putnam Tax Exempt Income Fund; A  12/31/76 Open/Bond
                         "1,988.3"9.13
   Putnam Tax Exempt Income Fund; B  1/4/93   Open/Bond248.3
                             9.13
    Putnam Tax Exempt Income Fund; M  2/16/95  Open/Bond9.9
                             9.15
   Putnam Tax Exempt Money Market Fund    10/26/87 Open/Bond
                           84.01.00
   Putnam U.S. Government Income Trust; A 2/8/84   Open/Bond
                        "2,095.9"13.07
   Putnam U.S. Government Income Trust; B 4/27/92  Open/Bond
                        "1,237.4"13.02
   Putnam U.S. Government Income Trust; M 2/6/95   Open/Bond
                        201.9    13.05
 Putnam U.S. Government Income Trust; Y 4/11/94  Open/Bond6.5
                             13.07
     Putnam Utilities Growth and Income Fund; A  11/19/90
                 Open/Balanced 721.1    13.35
      Putnam Utilities Growth and Income Fund; B  4/27/92
                 Open/Balanced 759.7    13.27
      Putnam Utilities Growth and Income Fund; M  3/1/95
                    Open/Balanced 11.013.33
   Putnam Vista Fund; A    6/3/68   Open/Equity   "3,232.8"
                             13.51
   Putnam Vista Fund; B    3/1/93   Open/Equity   "1,566.5"
                             12.93
     Putnam Vista Fund; M    12/1/94  Open/Equity   129.7
                             13.25
     Putnam Vista Fund; Y    3/28/95  Open/Equity   285.5
                             13.65
   Putnam Voyager Fund II; A    4/14/93  Open/Equity   646.7
                             21.87
   Putnam Voyager Fund II; B    10/2/95  Open/Equity   601.4
                             21.45
   Putnam Voyager Fund II; M    10/2/95  Open/Equity   72.0
                             21.61
   Putnam Voyager Fund; A  4/1/96   Open/Equity   "13,785.6"
                             21.78
   Putnam Voyager Fund; B  4/27/92  Open/Equity   "7,336.2"
                             20.58
     Putnam Voyager Fund; M  12/1/94  Open/Equity   322.9
                             21.38
   Putnam Voyager Fund; Y  4/1/94   Open/Equity   "1,489.9"
                             22.08
Putnam California Investment Grade Municipal Trust    11/27/92
                    Closed/Bond   70.815.37
   Putnam Convertible Opportunities and Income Trust6/29/95
                    Closed/Bond   16.028.28
   Putnam Dividend Income Fund  9/28/89  Closed/Bond   127.7
                             11.80
      Putnam High Income Convertible and Bond Fund7/9/87
                  Closed/Bond   134.4    9.97
     Putnam Investment Grade Municipal Trust; A  10/26/89
                 Closed/Bond   247.2    11.93
     Putnam Investment Grade Municipal Trust; B  10/26/89
                 Closed/Bond   140.1    11.93
   Putnam Investment Grade Municipal Trust II; A    11/27/92
                 Closed/Bond   188.8    14.14
   Putnam Investment Grade Municipal Trust II; B    11/27/92
                    Closed/Bond   63.114.14
   Putnam Investment Grade Municipal Trust III; A   11/29/93
                    Closed/Bond   53.313.30
   Putnam Investment Grade Municipal Trust III; B   11/29/93
                    Closed/Bond   10.013.30
    Putnam Managed High Yield Trust   6/25/93  Closed/Bond
                        112.8    15.02
      Putnam Managed Municipal Income Trust; A    2/24/89
                  Closed/Bond   452.8    9.83
      Putnam Managed Municipal Income Trust; B    2/24/89
                  Closed/Bond   175.1    9.83
   Putnam Master Income Trust   12/28/87 Closed/Bond   493.0
                             9.29
  Putnam Master Intermediate Income Trust4/29/88  Closed/Bond
                         864.6    8.65
  Putnam Municipal Opportunities Trust; A5/28/93  Closed/Bond
                        227.0    14.05
  Putnam Municipal Opportunities Trust; B5/28/93  Closed/Bond
                        121.2    14.05
Putnam New York Investment Grade Municipal Trust; A   11/27/92
                    Closed/Bond   39.713.96
Putnam New York Investment Grade Municipal Trust; B   11/27/92
                    Closed/Bond   10.013.96
       Putnam Premier Income Trust  2/29/88  Closed/Bond
                         "1,246.3"8.89
    Putnam Tax - Free Heath Care Fund 6/29/92  Closed/Bond
                        205.5    14.89
    Putnam Growth Opportunities; A    10/2/95  Open/Equity
                        187.0    15.88
    Putnam Growth Opportunities; B    8/1/97   Open/Equity
                        198.6    15.79
    Putnam Growth Opportunities; M    8/1/97   Open/Equity
                           16.515.82
   Putnam Strategic Income Fund; A   2/19/95  Open/Bond59.0
                             8.69
   Putnam Strategic Income Fund; B   2/19/96  Open/Bond88.5
                             8.70
    Putnam Strategic Income Fund; M   2/19/96  Open/Bond8.6
                             8.70
   Putnam High Yield Total Return Fund; A 1/1/97   Open/Bond
                           27.29.10
   Putnam High Yield Total Return Fund; B 1/1/97   Open/Bond
                           34.78.99
 Putnam High Yield Total Return Fund; M 1/1/97   Open/Bond2.9
                             9.01
      Putnam VT International Growth and Income; A1/1/97
                 Open/Balanced 286.8    13.61
      Putnam VT International Growth and Income; B4/6/98
                 Open/Balanced "1,019.0"13.61
    Putnam VT International New Opportunities Fund; A1/1/97
                 Open/Equity   "3,144.7"11.60
   Putnam VT International New Opportunities Fund; B4/30/98
                 Open/Equity   "1,018.0"11.60
  Putnam VT International Growth Fund; A 1/1/97   Open/Equity
                        225.7    13.66
  Putnam VT International Growth Fund; B 4/30/98  Open/Equity
                        "1,016.0"13.66
   Putnam Balanced Fund    10/2/95  Open/Balanced 3.2 12.22
    Putnam Emerging Markets Fund; A   10/2/95  Open/Equity
                           52.610.16
    Putnam Emerging Markets Fund; B   10/2/95  Open/Equity
                           40.210.05
 Putnam Emerging Markets Fund; M   10/2/95  Open/Equity   3.7
                             10.08
   Putnam California Tax Exempt Money Market Fund   10/26/87
                       Open/Bond30.61.00
  Putnam High Yield Municipal Trust; A   5/25/89  Closed/Bond
                         201.3    9.19
  Putnam High Yield Municipal Trust; B   5/25/89  Closed/Bond
                           45.09.19
     Putnam New York Tax Exempt Money Market Fund10/26/87
                       Open/Bond37.01.00
    Putnam International Growth and Income Fund;  A  8/1/96
                 Open/Equity   389.2    12.56
    Putnam International Growth and Income Fund;  B  8/1/96
                 Open/Equity   393.9    12.49
    Putnam International Growth and Income Fund;  M  8/1/96
                    Open/Equity   37.712.53
   Putnam Research Fund    10/2/95  Open/Equity   14.613.47
   Putnam New Value Fund;  A    1/3/95   Open/Equity   476.4
                             14.92
   Putnam New Value Fund;  B    2/26/96  Open/Equity   480.6
                             14.78
   Putnam New Value Fund;  M    2/26/96  Open/Equity   51.5
                             14.84
  Putnam Global Growth and Income Fund; A1/3/95   Open/Equity
                           20.113.59
  Putnam Global Growth and Income Fund; B1/3/95   Open/Equity
                           14.613.56
  Putnam Global Growth and Income Fund; M1/3/95   Open/Equity
                           1.4 13.57
    Putnam International Fund    12/28/95 Open/Equity   4.3
                             11.09
      Putnam Japan Fund  12/28/95 Open/Equity   2.2 5.05
  Putnam International Voyager Fund;  A  12/28/95 Open/Equity
                           82.213.66
  Putnam International Voyager Fund;  B  10/30/96 Open/Equity
                           64.613.56
  Putnam International Voyager Fund;  M  10/30/96 Open/Equity
                           6.9 13.61
   Putnam VT New Value Fund; A  1/2/97   Open/Equity   240.1
                             12.07
       Putnam VT New Value Fund; B  4/30/98  Open/Equity
                        "1,014.0"12.07
     Putnam VT Vista Fund; A 1/2/97   Open/Equity   229.9
                             14.02
   Putnam VT Vista Fund; B 4/30/98  Open/Equity   "1,019.0"
                             14.02
   Putnam Equity 98 Fund   12/30/97 Open/Equity   4.6 11.02
     Putnam High Yield Fund II; A 12/31/97 Open/Bond142.9
                             9.07
     Putnam High Yield Fund II; B 12/31/97 Open/Bond221.2
                             9.06
    Putnam High Yield Fund II; M 12/31/97 Open/Bond11.09.06

                      (5)  Miscellaneous
           There has been, or is, no litigation or fact which had or would have, a material effect on the Investment
      Management Company during the six months before the
                    filing of this report.

       III. OUTLINE OF THE FINANCIAL STATUS OF THE FUND
       Translation of unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual
                            Report.

    IV.  OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT
                      MANAGEMENT COMPANY
       Translation of unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual
                            Report.










        AMENDMENT TO SECURITIES REGISTRATION STATEMENT






















              PUTNAM U.S. GOVERNMENT INCOME TRUST

                         AMENDMENT TO
               SECURITIES REGISTRATION STATEMENT


To:  Minister of Finance
                                                       Filing
                              Date: June 15, 1998

Name of the Registrant Trust:           PUTNAM U.S. GOVERNMENT
                              INCOME TRUST

Name and Official Title of Trustees:         George Putnam
                                                       William
                              F. Pounds
                                                       Jameson
                              A. Baxter
                                                       Hans H.
                              Estin
                                                       John A.
                              Hill
                                                       Ronald
                              J. Jackson
                                                       Paul L.
                              Joskow

Elizabeth T. Kennan

Lawrence J. Lasser
                                                       John H.
                              Mullin, III
                                                       Robert
                              E. Patterson
                                                       Donald
                              S. Perkins
                                                       George
                              Putnam, III
                                                       A.J.C.
                              Smith
                                                       W.
                              Thomas Stephens
                                                       W.
                              Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                                       Boston,
                              Massachusetts 02109
                                                       U. S.
                              A.

Name and Title of Registration Agent:        Harume Nakano

Attorney-at-Law

Signature [Harume Nakano]_

(Seal)

                                                       Ken
                              Miura

Attorney-at-Law

Signature [Ken Miura]_____

(Seal)

Address or Place of Business            Kasumigaseki Building,
                              25th Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                                       Ken
                              Miura

Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto

Kasumigaseki Building, 25th
                              Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Phone Number:                                03-3580-3377

                            - ii -



           Public Offering or Sale for Registration



Name of the Fund Making Public          PUTNAM U.S. GOVERNMENT
                              INCOME
Offering or Sale of Foreign             TRUST
Investment Fund Securities:

Type and Aggregate Amount of       Up to 76.1 million Class M
                              Shares
Foreign Investment Fund Securities           Up to the total
                              amount aggregating the
to be Publicly Offered or Sold:         amounts calculated by
                              multiplying the respective net
                              asset value per Class M Share by
                              the respective number of Class M
                              Shares in respect of 76.1
                              million Class M Shares
                                                       (The
                              maximum amount expected to be
                              sold is 1 billion U.S. dollars
                              (Yen131.5 billion).


Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=Yen32.40 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on May 29, 1998.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M
     Share as of May 29, 1998 (U.S.$13.05) by 76.1 million
     Class M Shares for convenience.



      Places where a copy of this Amendment to Securities
                         Registration
         Statement is available for Public Inspection


                        Not applicable.


    (Total number of pages of this Amendment to Securities
                         Registration
        Statement is 5 including front and back pages.)



I.              Reason For Filing This Amendment To Securities
Registration Statement:

     This statement purports to amend and update the relevant information of the Securities Registration Statement ("Original SRS") filed on March 16, 1998 due to the fact that the aforementioned Semi-annual Report was filed today.

     The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II.             Contents of the Amendments:

Part II.   INFORMATION ON THE ISSUER (page 5 of the Original
           SRS)

     The following matters in the Original SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual Report:

          Before amendment                After amendment
    [Original SRS]                   [Aforementioned Semi-annual
                                  Report]
    IDescription of the Fund      I.  Status of Investment
    .Status of Investment            Portfolio of the Fund
    5Portfolio
    .
    (Diversification of           (1  Diversification of
    AInvestment Portfolio         )   Investment Portfolio
    )                              (the aforementioned Semi-
                                  annual Report, page 1)
    (Results of Past Operations   (2  Results of Past Operations
    B                           )
    )
    Record of Changes in Net         Record of Changes in Net
    (Assets (Class M Shares)      a)  Assets (Class M Shares)
    1(Regarding the amounts as       (Ditto, page 2)
    )at the end of each month        (Regarding the amounts as
   during one-year period          at the end of each month
   from, and including, the        during one-year period
   latest relevant date            from, and including, the
   appertaining to the filing      latest relevant date
   date of the Original SRS)       appertaining to the filing
                                  date of the afore-mentioned
                                  Semi-annual Report)
    Record of Distributions         Record of Distributions
    (Paid (Class M Shares)        b) Paid (Class M Shares)
    2(Regarding the dividends        (Ditto, page 2)
    )paid at the end of each         (Regarding the dividends
   month up to the latest          paid at the end of each
   relevant date of the            month up to the latest
   Original SRS)                   relevant date of the afore-
                                   mentioned Semi-annual
                                   Report)
    IOutline of the Fund          II Outline of the Fund
    I                           .
    .
    1Fund                         1.  Fund
    .
    (Amount of Capital Stock      (1  Amount of Capital Stock
    E                           )   (Ditto, page 4)
    )
    (Information Concerning       (2  Information Concerning
    GMajor Shareholders           )   Major Shareholders (Ditto,
    )                              page 4)
    (Information Concerning       (3  Information Concerning
    HDirectors, Officers and      )   Directors, Officers and
    )Employees                       Employees (Ditto, page 4)
    (Description of Business and  (4  Description of Business and
    IOutline of Operation         )   Outline of Operation
    )                              (Ditto, page 6)
    2Putnam Investment            2.  Putnam Investment
    .Management, Inc.                Management, Inc.
   (Investment Management          (Investment Management
   Company)                        Company)
    (Amount of Capital Stock      (1  Amount of Capital Stock
    E                           )   (Ditto, page 7)
    )
    (Information Concerning       (2  Information Concerning
    GMajor Stockholders           )   Major Stockholders (Ditto,
    )                              page 7)
    (Information Concerning       (3  Information Concerning
    HOfficers and Employees       )   Officers and Employees
    )                              (Ditto, page 7)
    (Summary of Business Lines    (4  Summary of Business Lines
    Iand Business Operation       )   and Business Operation
    )                              (Ditto, page 18)

     With respect to Section IV the Financial Condition of the Fund in the Original SRS, Item III Outline of the
     Financial Status of the Fund in the aforementioned Semi-annual Report (Ditto, page 29) is added to the Original
     SRS.

Part III. SPECIAL INFORMATION (page 13 of the Original SRS)

     With respect to Section II the Financial Condition of the Investment Management Company in the Original SRS, Item IV Outline of the Financial Status of the Investment Management Company in the aforementioned Semi-annual Report (Ditto, page 31) is added to the Original SRS.